UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – June 30, 2008

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2008

Board of Managers

Separate Account B:

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF

ALLSTATE ASSURANCE COMPANY

James E. Hohmann, Chairman of the Board, President
and Chief Executive Officer
Douglas B. Welch, Vice President
Michael J. Velotta, General Counsel and Secretary
John C. Lounds, Senior Vice President
John C. Pintozzi, Senior Vice President and Chief Financial Officer
Steven C. Verney, Treasurer
Samuel H. Pilch, Group Vice President and Controller
Karen C. Gardner, Vice President-Tax
Eric A. Simonson, Senior Vice President and Chief Investment Officer
Joseph P. Rath, Assistant Vice President and Assistant General Counsel
Thomas W. Evans, Senior Vice President
Susan N. Roth, Chief Compliance Officer

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

A separate account of

Allstate Assurance Company

This report and the financial statements attached are submitted solely for the general information of contractowners of Allstate Assurance Company Separate Account B (“Separate Account”) and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONRACTS

This semi-annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 2008. Comparative figures that relate to Separate Account B’s activities during the six months ended 2008 are provided below.

The accumulation value for Separate Account B decreased 8.44% for the first half of 2008 from $17.77 at year-end 2007 to $16.27 on June 30, 2008. During this same period the S&P 500 index decreased by a total return of 11.91%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on June 30, 2008 was 107,062, down from 109,517 at year-end 2007. As a result of withdrawals and changes in the accumulation unit value, total contract owners’ equity on June 30, 2008 was $2,153,009 compared to $2,348,877 on December 31, 2007.

Stocks rebounded in April from their lows in March, but by the end of June had given back the gains due to rising oil prices, an increase in unemployment, and ongoing credit problems in the financial sector. The downward pressure of a depressed housing market and a rise in the cost of living further contributed to the gloomy outlook. The housing sector saw existing home sales and housing starts down, along with increasing foreclosures. The beginning of the year had oil selling below $100 per barrel, but by June 30 it was selling for approximately $141 per barrel, increasing inflation worries. Growth stocks outperformed value stocks in the quarter, which benefited your portfolio versus the market. We continue to believe your portfolio is positioned properly with leading companies in their respective sectors.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Allstate Assurance Company
Separate Account B

Additional Information.

REMUNERATION OF MEMBERS OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of the Separate Account including Board of Managers’ fees. Accordingly, no member of the Board of Managers (“Board”) receives any remuneration from the Separate Account. Each Board member, other than David G. Fussell, receives an annual retainer of $4,500.00 for serving on the Board. Mr. Fussell received no remuneration from the Company based on his membership on the Board.

PROXY VOTING POLICIES

A description of the Separate Account’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Separate Account’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

Information regarding how the Separate Account voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Separate Account began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about members of the board of managers of the Registrant, and is available, without charge, upon request, toll-free at (800) 718-8824 for Contractowners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with the Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
Henry E. Blaine (78) 403 Country Club View Drive Edwardsville, IL 62025	Member, Board of Managers	2007-2008 30 years of service	B&B Enterprises, Partner	1	None

H. Grant Law, Jr. (61) P.O. Box 1367 Chattanooga, TN 37401	Member, Board of Managers	2007-2008 16 years of service	Retired - President, Newton Chevrolet, Inc. & Newton Oldsmobile - GMC Trucks Mitsubishi, Inc.; Community Volunteer	1	None

The member of the Board of Managers listed below is an “interested person” of the Separate Account within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

Name, Address, and Age	Position(s) Held with Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
David G. Fussell* (60) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2007-2008 13 years of service	Senior Vice President of Unum Group, Chattanooga, Tennessee	1	None

*	Officer of PRIMCO (the investment advisor of the Separate Account) and other subsidiaries within the Unum Group holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Separate Account within the meaning of section 2(a)(19) of the 1940 Act owns beneficially or of record securities of the Company or any of its affiliates.

Allstate Assurance Company Separate Account B

Unaudited Financial Statements

June 30, 2008

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2008
ASSETS

Common stocks - at market value (Cost: $1,229,574)	$2,115,388
Cash	107,862
Accrued dividends	2,175

TOTAL ASSETS	$2,225,425

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Amounts payable for securities purchased	$62,357
Amounts payable for terminations and variable annuity benefits	9,050
Management fee and other amounts due Allstate Assurance Company	1,009

TOTAL LIABILITIES	72,416

Contract owners’ equity:
Deferred annuity contracts terminable by owners - (accumulation units outstanding: 107,061.758)	1,741,923
Annuity contracts in pay-out period - (annuitization units outstanding: 25,266.070)	411,086

TOTAL CONTRACT OWNERS’ EQUITY	$2,153,009

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

(Unaudited)

Allstate Assurance Company Separate Account B

Six Months Ended June 30, 2008
INVESTMENT INCOME

Income:

Dividends	$18,186
Other	1,927

Total Income	20,113

Expenses - Note D:
Investment advisory services	5,462
Mortality and expense assurances	7,646

Total Expenses	13,108

NET INVESTMENT INCOME	7,005

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NOTE A

Net realized gain from investment transactions
(excluding short-term securities):
Proceeds from sales	374,802
Cost of investments sold	269,166

Net realized gain	105,636

Net unrealized appreciation of investments:
At end of period	885,814
At beginning of period	1,197,158

Decrease in net unrealized appreciation of investments	(311,344)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(205,708)

NET DECREASE IN CONTRACT OWNERS’ EQUITY FROM OPERATIONS	$(198,703)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

(Unaudited)

Allstate Assurance Company Separate Account B

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
BALANCE AT BEGINNING OF PERIOD	$2,442,225	$2,503,950

FROM OPERATIONS:

Net investment income	7,005	11,552
Net realized gain on investments	105,636	241,190
Decrease in net unrealized appreciation of investments	(311,344)	(101,805)

Increase (decrease) in contract owners’ equity from investment activities	(198,703)	150,937

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

Net contract purchase payments (Units purchased):	91,421	—
2008 - 5,424.604;
2007 - -
Terminations and death benefits (Units terminated):	(41,301)	(192,046)
2008 - 2,455.570;
2007 - 10,795.100
Variable annuity benefits paid (Number of units):	(47,285)	(113,964)
2008 - 2,846.529;
2007 - 6,428.522
Adjustment to net assets allocated to annuity contracts in payout period (Number of units):	(93,348)	93,348

2008 - (5,254.043);
2007 - 5,254.043

Decrease in contract owners’ equity from variable annuity contract transactions	(90,513)	(212,662)

NET DECREASE IN CONTRACT OWNERS’ EQUITY	(289,216)	(61,725)

BALANCE AT END OF PERIOD	$2,153,009	$2,442,225

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2008

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS

CAPITAL GOODS

Emerson Electric Company	1,600	$79,120
General Electric Company	3,900	104,091
Textron, Inc.	1,800	86,274
Tyco Electronics, Ltd.	1,025	36,715
Tyco International, Ltd.	1,025	41,041

		347,241	16.2%

CONSUMER GOODS

Masco Corporation	1,200	18,876
PepsiCo, Inc.	1,800	114,462
Procter & Gamble Company	1,000	60,810

		194,148	9.0%

CONSUMER SERVICES

Lowe’s Companies, Inc.	2,000	41,500
Wal-Mart Stores, Inc.	1,600	89,920

		131,420	6.1%

ENERGY

Dominion Resources, Inc.	2,500	118,725
National Oilwell Varco, Inc.*	944	83,752
Schlumberger, Ltd.	1,300	139,659
Weatherford International, Inc.*	3,000	148,770

		490,906	22.8%

FINANCIAL

American Express Company	2,600	97,942
Citigroup, Inc.	1,000	16,760
J.P. Morgan Chase and Co.	1,000	34,310

		149,012	6.9%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2008

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS - Continued

HEALTH CARE

Becton Dickinson & Company	700	$56,910
Covidien, Ltd.	1,025	49,087
DaVita, Inc.*	1,500	79,695
Johnson & Johnson	1,600	102,944
Medtronic, Inc.	1,300	67,275
Stryker Corporation	1,000	62,880

		418,791	19.5%

TECHNOLOGY

Cisco Systems, Inc.*	5,500	127,930
Intel Corporation	3,400	73,032
Microsoft Corporation	3,800	104,538

		305,500	14.2%

TELECOMMUNICATIONS

Corning, Inc.*	3,400	78,370	3.6%

TOTAL COMMON STOCK		2,115,388	98.3%

TOTAL INVESTMENTS		2,115,388	98.3%

CASH AND RECEIVABLES LESS LIABILITIES		37,621	1.7%

TOTAL CONTRACT OWNERS’ EQUITY		$2,153,009	100.0%

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Six Months Ended June 30, 2008		Year Ended December 31
			2007	2006	2005	2004	2003
Investment income	$0.15		$0.29	$0.25	$0.19	$0.23	$0.11
Expenses	0.10		0.21	0.19	0.18	0.18	0.14

Net investment income (loss)	0.05		0.08	0.06	0.01	0.05	(0.03)
Net realized and unrealized gain (loss) on investments	(1.55)		0.93	1.33	0.27	1.16	3.72

Net increase (decrease) in contract owners’ equity	(1.50)		1.01	1.39	0.28	1.21	3.69
Net contract owners’ equity:
Beginning of year	17.77		16.76	15.37	15.09	13.88	10.19

End of year	$16.27		$17.77	$16.76	$15.37	$15.09	$13.88

Total Return	(8.44)%		6.03%	9.04%	1.86%	8.72%	36.21%

Ratio of expenses to average contract owners’ equity	1.20	% *	1.21%	1.20%	1.20%	1.20%	1.21%
Ratio of net investment income (loss) to average contract owners’ equity	0.64	% *	0.46%	0.37%	0.07%	0.38%	(0.25)%
Portfolio turnover	15%		8%	2%	6%	5%	0%
Deferred annuity contracts terminable by owners-accumulation units outstanding at end of period	107,062		109,517	120,312	155,903	179,114	205,266

*	Annualized

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2008

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001, Unum Group (formerly UnumProvident Corporation) sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Net assets allocated to contracts in the payout period are computed according to the 1971 Individual Annuity Mortality Table or the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by Unum Group and may result in additional amounts being transferred into Separate Account B by Unum Group to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company. In 2008, Unum Group transferred $93,348 into Separate Account B to cover the additional amounts needed for the annuitants as calculated at December 31, 2007.

Realized and unrealized gains and losses are credited to, or charged to, contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $945,201 and gross unrealized losses of $59,387 at June 30, 2008. Security transactions are recorded on a trade date basis. Dividend income is recorded on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 2008 is shown below.

Six Months Ended June 30, 2008
Cost of investments purchased	$330,681

Proceeds from investments sold	$374,802

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2008

NOTE B—FAIR VALUE MEASUREMENTS

Effective January 1, 2008, Separate Account B adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. SFAS 157 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements. The adoption of SFAS 157 did not materially change the approach or methods utilized for determining fair value measurements or the fair values derived under those methods.

SFAS 157 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

•	Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

•

Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

As of June 30, 2008, all investments held by Separate Account B were valued using Level 1 inputs as defined by SFAS 157.

NOTE C—FEDERAL INCOME TAXES

Separate Account B intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of Separate Account B are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to Separate Account B, as it did not generate taxable income.

Separate Account B had no liability for unrecognized tax benefits at June 30, 2008, and there was no activity related to unrecognized tax benefits during the year. Separate Account B believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next six months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

NOTE D—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are .50% and .70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

(Unaudited)

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value	End of Month	Accumulation Unit Value
1968	1.036279	March 2001	14.835643
1969	1.080379	June	16.233254
1970	1.030039	September	13.226137
1971	1.178612	December	15.297123
1972	1.403795	March 2002	14.625826
1973	1.126624	June	12.053638
1974	0.863269	September	9.364676
1975	1.022844	December	10.188983
1976	1.156853	March 2003	9.728625
1977	1.064425	June	11.721042
1978	1.094150	September	12.329500
1979	1.219189	December	13.879698
1980	1.555258	March 2004	14.120048
1981	1.473246	June	14.422906
1982	1.812441	September	13.795096
1983	2.132092	December	15.094382
1984	2.029912	March 2005	14.304578
1985	2.480050	June	14.363421
1986	2.743444	September	14.795618
1987	2.734169	December	15.370699
1988	3.087892	March 2006	15.914824
1989	3.812606	June	15.781618
1990	3.736441	September	15.949882
1991	5.036212	December	16.756791
1992	5.028547	March 2007	16.780022
1993	5.646864	June	17.955239
1994	5.410722	September	18.522881
1995	6.908158	December	17.766886
1996	8.435567	January 2008	16.280804
1997	11.384926	February	15.960852
1998	15.192155	March	16.403785
March 1999	15.889579	April	17.175662
June	17.218781	May	17.480459
September	15.844714	June	16.270263
December	19.180992
March 2000	19.749348
June	19.048870
September	17.707495
December	16.659801

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1998, on the last valuation day of each quarter from March 1999 through December 2007, and on the last valuation day of each month beginning January 2008. The results shown should not be considered as a representation of the results which may be realized in the future.

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Semi-Annual Report.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers.

Item 11. Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal quarter.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Not applicable to Semi-Annual Report.

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: August 25, 2008